EQUITY COMPENSATION PLANS (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Stock incentive and option plans
Stock option expiration period	10 years
Stock option vesting period	3 years
SHARES
Outstanding, beginning of year (in shares)	13,926,256	15,125,156	20,126,579
Granted (in shares)	1,645,937	1,640,210	2,238,267
Exercised (in shares)	(2,316,918)	(2,583,026)	(6,774,032)
Canceled (in shares)	(85,499)	(256,084)	(465,658)
Outstanding, end of year (in shares)	13,169,776	13,926,256	15,125,156
Exercisable, end of year (in shares)	9,820,826	10,233,265	11,036,700
Vested and expected to vest, end of year (in shares)	12,944,608
AVERAGE PRICE PER SHARE
Outstanding, beginning of year (in dollars per share)	$ 55.66	$ 48.29	$ 41.45
Granted (in dollars per share)	$ 107.63	$ 101.22	$ 71.17
Exercised (in dollars per share)	$ 44.79	$ 40.68	$ 35.16
Canceled (in dollars per share)	$ 83.81	$ 63.00	$ 53.61
Outstanding, end of year (in dollars per share)	$ 63.88	$ 55.66	$ 48.29
Exercisable, end of year (in dollars per share)	$ 52.21	$ 46.33	$ 42.77
Vested and expected to vest, end of year (in dollars per shares)	$ 63.35
Total intrinsic value of options exercised during period	$ 150	$ 123	$ 211
Total aggregate intrinsic value of in-the-money options exercisable	520
Total aggregate intrinsic value of in-the-money options outstanding	548
Weighted-average remaining contractual life of options outstanding	6 years 3 months 18 days
Weighted-average remaining contractual life of options exercisable	5 years 3 months 18 days
Aggregate intrinsic value of vested and expected to vest options outstanding	$ 545
Weighted-average remaining contractual life of vested and expected to vest options outstanding	6 years 2 months 12 days